Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Abacus Property Group	140,768	$344,015
Arena REIT	98,545	328,471
Aventus Group	128,221	293,712
BWP Trust	148,483	418,793
Centuria Industrial REIT	158,834	429,477
Centuria Office REIT(a)	141,723	217,083
Charter Hall Long Wale REIT	165,745	566,974
Charter Hall Retail REIT	149,231	425,821
Charter Hall Social Infrastructure REIT	101,039	274,328
Cromwell Property Group	432,989	258,307
Dexus	329,081	2,395,681
Dexus Industria REIT(a)	64,943	143,660
GPT Group (The)	586,091	2,076,904
Growthpoint Properties Australia Ltd.	85,585	239,152
Home Consortium Ltd.	42,226	195,884
HomeCo Daily Needs REIT(a)	127,940	123,478
Hotel Property Investments	57,845	141,666
Ingenia Communities Group	111,464	435,902
Irongate Group	142,368	186,344
Lifestyle Communities Ltd.	28,212	338,153
Mirvac Group	1,203,412	2,230,120
National Storage REIT	347,763	609,651
Scentre Group	1,586,547	3,293,903
Shopping Centres Australasia Property Group	337,563	674,416
Stockland	729,723	2,103,373
Vicinity Centres	1,152,556	1,336,168
Waypoint REIT	227,879	437,716
		20,519,152
Austria — 0.2%
CA Immobilien Anlagen AG	12,648	459,674

Belgium — 2.9%
Aedifica SA	11,102	1,335,270
Ascencio	1,634	97,699
Befimmo SA	6,492	243,402
Cofinimmo SA	9,682	1,428,295
Intervest Offices & Warehouses NV	7,156	219,476
Montea NV	3,724	515,123
Nextensa	1,265	104,740
Retail Estates NV	3,271	263,446
Shurgard Self Storage SA	7,663	441,720
Warehouses De Pauw CVA	43,040	1,851,638
Xior Student Housing NV	6,196	338,648
		6,839,457
Canada — 7.4%
Allied Properties REIT	38,278	1,346,950
Artis REIT	27,288	260,826
Boardwalk REIT	11,572	509,254
Canadian Apartment Properties REIT	52,909	2,327,139
Chartwell Retirement Residences	70,090	685,378
Choice Properties REIT	78,008	890,450
Cominar REIT(a)	50,766	466,864
Crombie REIT	28,987	394,733
Dream Industrial REIT	66,568	825,848
Dream Office REIT	11,491	222,199
First Capital Real Estate Investment Trust	66,493	929,014
Granite REIT	18,806	1,427,371
H&R Real Estate Investment Trust	86,081	874,929
Security	Shares	Value

Canada (continued)
InterRent REIT	39,284	$492,615
Killam Apartment REIT	32,417	557,731
NorthWest Healthcare Properties REIT	56,849	598,387
Prinmaris REIT, NVS	22,925	255,554
RioCan REIT	96,694	1,683,388
SmartCentres Real Estate Investment Trust	39,306	950,530
Summit Industrial Income REIT	49,138	834,977
Tricon Residential Inc.	74,133	1,086,495
		17,620,632
Finland — 0.6%
Citycon OYJ	22,519	180,239
Kojamo OYJ	59,429	1,362,463
		1,542,702
France — 3.6%
Carmila SA	11,934	198,483
Covivio	15,246	1,273,164
Gecina SA	15,744	2,136,339
ICADE	10,004	722,353
Klepierre SA	57,144	1,519,931
Mercialys SA	19,144	212,221
Unibail-Rodamco-Westfield(a)(b)	31,353	2,389,011
		8,451,502
Germany — 9.6%
ADLER Group SA(a)(c)	27,443	324,577
alstria office REIT-AG	15,445	337,664
Aroundtown SA	351,776	2,172,756
Deutsche EuroShop AG	15,298	286,843
Deutsche Wohnen SE	14,955	609,287
Grand City Properties SA	29,843	658,628
Hamborner REIT AG	21,957	241,535
LEG Immobilien SE	22,316	2,960,412
Sirius Real Estate Ltd.	297,038	519,192
TAG Immobilien AG	38,776	1,024,009
Vonovia SE	237,608	13,533,149
		22,668,052
Hong Kong — 11.7%
Champion REIT	602,000	302,658
CK Asset Holdings Ltd.	603,500	4,028,608
Fortune REIT	413,000	425,924
Hang Lung Properties Ltd.	617,000	1,318,347
Henderson Land Development Co. Ltd.	398,000	1,740,531
Hongkong Land Holdings Ltd.(a)	354,800	1,921,566
Hysan Development Co. Ltd.	185,000	567,073
Link REIT	635,900	5,459,525
New World Development Co. Ltd.	434,333	1,773,082
Prosperity REIT	369,000	143,448
Sino Land Co. Ltd.	1,058,800	1,371,881
Sun Hung Kai Properties Ltd.	434,500	5,301,120
Sunlight REIT	332,000	180,540
Swire Properties Ltd.	320,400	854,097
Wharf Real Estate Investment Co. Ltd.	500,900	2,382,297
		27,770,697
Ireland — 0.2%
Hibernia REIT PLC	202,007	288,535
Irish Residential Properties REIT PLC	135,113	254,101
		542,636
Israel — 0.6%
Amot Investments Ltd.	48,199	408,954

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Azrieli Group Ltd.	11,120	$1,005,417
		1,414,371
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	18,668	86,906

Japan — 23.5%
Activia Properties Inc.	225	761,591
Advance Residence Investment Corp.	393	1,155,983
Aeon Mall Co. Ltd.	36,300	524,769
AEON REIT Investment Corp.	516	656,301
Comforia Residential REIT Inc.	191	511,192
CRE Logistics REIT Inc.	161	279,750
Daiwa House REIT Investment Corp.	647	1,927,391
Daiwa Office Investment Corp.	84	526,319
Daiwa Securities Living Investments Corp.	612	598,868
Frontier Real Estate Investment Corp.	148	624,529
Fukuoka REIT Corp.	222	312,159
Global One Real Estate Investment Corp.	292	287,675
GLP J-REIT	1,297	2,087,667
Hankyu Hanshin REIT Inc.	205	265,513
Heiwa Real Estate REIT Inc.	278	341,978
Hoshino Resorts REIT Inc.	69	389,890
Hulic Co. Ltd.	126,200	1,219,806
Hulic Reit Inc.	388	556,983
Ichigo Office REIT Investment Corp.	356	254,194
Industrial & Infrastructure Fund Investment Corp.	578	966,849
Invincible Investment Corp.	1,489	469,051
Itochu Advance Logistics Investment Corp.	179	244,166
Japan Excellent Inc.	381	438,171
Japan Hotel REIT Investment Corp.	1,359	662,528
Japan Logistics Fund Inc.	265	734,535
Japan Metropolitan Fund Invest	2,101	1,770,539
Japan Prime Realty Investment Corp.	270	882,021
Japan Real Estate Investment Corp.	396	2,177,582
Kenedix Office Investment Corp.	116	704,330
Kenedix Residential Next Investment Corp.	296	516,013
Kenedix Retail REIT Corp.	177	414,304
LaSalle Logiport REIT	541	865,427
Mirai Corp.	469	197,133
Mitsubishi Estate Co. Ltd.	348,100	5,013,483
Mitsubishi Estate Logistics REIT Investment Corp.	116	455,760
Mitsui Fudosan Co. Ltd.	281,200	6,028,178
Mitsui Fudosan Logistics Park Inc.	154	757,421
Mori Hills REIT Investment Corp.	478	585,662
Mori Trust Sogo REIT Inc.	304	368,275
Nippon Accommodations Fund Inc.	142	767,501
Nippon Building Fund Inc.	454	2,629,177
Nippon Prologis REIT Inc.	681	2,124,881
NIPPON REIT Investment Corp.	131	441,412
Nomura Real Estate Holdings Inc.	34,300	803,197
Nomura Real Estate Master Fund Inc.	1,369	1,899,395
NTT UD REIT Investment Corp.	405	544,686
Orix JREIT Inc.	804	1,153,784
Sankei Real Estate Inc.	146	146,087
Sekisui House Reit Inc.	1,265	861,613
SOSiLA Logistics REIT Inc.	188	263,142
Star Asia Investment Corp.	494	259,974
Starts Proceed Investment Corp.	69	129,338
Sumitomo Realty & Development Co. Ltd.	120,600	3,731,386
Tokyo Tatemono Co. Ltd.	60,400	900,349
Security	Shares	Value

Japan (continued)
Tokyu REIT Inc.	271	$437,872
United Urban Investment Corp.	907	1,071,670
		55,699,450
Malta — 0.0%
BGP Holdings PLC(d)	6,603,392	74

Netherlands — 0.4%
Eurocommercial Properties NV	14,074	340,343
NSI NV	5,421	224,793
Vastned Retail NV	5,372	150,374
Wereldhave NV	12,555	192,899
		908,409
New Zealand — 0.7%
Argosy Property Ltd.	256,062	251,933
Goodman Property Trust	336,430	550,272
Kiwi Property Group Ltd.	479,743	359,380
Precinct Properties New Zealand Ltd.	403,516	428,724
Stride Property Group	129,921	170,976
		1,761,285
Norway — 0.2%
Entra ASA(c)	19,151	420,960

Singapore — 7.5%
AIMS APAC REIT(a)	170,300	175,551
ARA LOGOS Logistics Trust	392,000	239,819
Ascendas REIT	1,041,690	2,136,341
Ascott Residence Trust	572,900	434,083
CapitaLand Integrated Commercial Trust	1,457,207	2,100,849
Capitaland Investment Ltd/Singapore(b)	787,900	2,021,650
CDL Hospitality Trusts(a)	237,700	200,023
City Developments Ltd.	143,900	755,903
Cromwell European Real Estate Investment Trust	97,800	254,906
ESR-REIT	821,100	258,313
Far East Hospitality Trust(a)	297,400	122,559
Frasers Centrepoint Trust	328,949	552,246
Frasers Logistics & Commercial Trust	856,100	870,951
Keppel DC REIT	387,271	614,751
Keppel Pacific Oak US REIT	259,000	191,660
Keppel REIT	650,200	541,909
Lendlease Global Commercial REIT	271,200	165,205
Manulife US Real Estate Investment Trust	434,500	280,885
Mapletree Commercial Trust(a)	665,417	890,671
Mapletree Industrial Trust(a)	563,945	1,050,521
Mapletree Logistics Trust	907,060	1,141,555
OUE Commercial Real Estate Investment Trust	657,000	199,393
Parkway Life REIT	117,300	417,176
Prime U.S. REIT	195,900	151,823
SPH REIT	289,000	205,907
Starhill Global REIT	434,200	199,928
Suntec REIT	635,600	717,834
UOL Group Ltd.	149,500	810,734
		17,703,146
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	105,499	931,603
Lar Espana Real Estate Socimi SA	17,480	105,674
Merlin Properties Socimi SA	101,490	1,147,291
		2,184,568
Sweden — 6.1%
Atrium Ljungberg AB, Class B	13,669	295,229

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Castellum AB	84,246	$1,984,309
Catena AB	8,418	477,837
Cibus Nordic Real Estate AB	12,126	333,979
Corem Property Group AB, Class B	204,046	585,675
Dios Fastigheter AB	25,542	284,337
Fabege AB	78,691	1,174,060
Fastighets AB Balder, Class B(b)	30,766	2,038,212
Hufvudstaden AB, Class A	32,754	467,789
K-Fast Holding AB(b)	19,046	142,057
Nyfosa AB	55,144	858,417
Pandox AB(b)	27,136	394,510
Platzer Fastigheter Holding AB, Class B	15,926	210,075
Sagax AB, Class B	52,513	1,532,864
Samhallsbyggnadsbolaget i Norden AB	329,216	1,985,542
Wallenstam AB, Class B	50,601	796,389
Wihlborgs Fastigheter AB	40,437	836,029
		14,397,310
Switzerland — 2.5%
Allreal Holding AG, Registered	4,409	956,669
Hiag Immobilien Holding AG	937	95,657
Intershop Holding AG	346	228,513
Mobimo Holding AG, Registered	1,960	641,382
Peach Property Group AG	3,479	215,502
PSP Swiss Property AG, Registered	13,128	1,591,822
Swiss Prime Site AG, Registered	22,928	2,267,039
		5,996,584
United Kingdom — 12.0%
Aberdeen Standard European Logistics Income PLC(c)	108,886	163,281
Assura PLC	807,995	730,812
Big Yellow Group PLC	51,387	1,032,509
BMO Commercial Property Trust Ltd.	153,602	236,740
BMO Real Estate Investments Ltd.	70,932	87,410
British Land Co. PLC (The)	282,671	2,113,681
Capital & Counties Properties PLC	225,393	524,254
Civitas Social Housing PLC	192,538	249,881
CLS Holdings PLC	46,057	139,545
Custodian REIT PLC	126,148	179,836
Derwent London PLC	30,710	1,419,005
Empiric Student Property PLC	175,564	205,893
Grainger PLC	223,855	911,642
Great Portland Estates PLC	77,749	805,553
Hammerson PLC	1,288,947	679,492
Helical PLC	31,425	181,733
Home Reit PLC	170,601	267,299
Impact Healthcare REIT PLC	80,195	124,464
Impact Helthcare REIT PLC	10,024	189
Intu Properties PLC(a)(b)(d)	6,694	—
Land Securities Group PLC	217,828	2,339,568
LondonMetric Property PLC	270,547	974,802
LXI REIT PLC	209,046	414,744
Security	Shares	Value

United Kingdom (continued)
LXI REIT PLC	25,085	$1,687
NewRiver REIT PLC	89,614	111,242
Phoenix Spree Deutschland Ltd.	25,145	131,943
Picton Property Income Ltd. (The)	163,120	226,400
Primary Health Properties PLC	400,232	776,221
PRS REIT PLC (The)	156,696	212,848
Regional REIT Ltd.(c)	133,460	160,549
Safestore Holdings PLC	62,359	1,069,168
Schroder REIT Ltd.	155,003	113,872
Segro PLC	365,993	6,452,365
Shaftesbury PLC	85,357	716,709
Standard Life Investment Property Income Trust Ltd.	119,261	132,407
Target Healthcare REIT PLC	188,179	291,030
Triple Point Social Housing REIT PLC(c)	109,749	137,564
Tritax Big Box REIT PLC	570,510	1,829,991
Tritax EuroBox PLC(c)	241,058	357,459
UK Commercial Property REIT Ltd.	225,422	249,292
UNITE Group PLC (The)	97,280	1,361,068
Workspace Group PLC	40,967	468,113
		28,582,261
Total Common Stocks — 99.3%
(Cost: $252,709,752)		235,569,828

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	1,735,134	1,735,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	130,000	130,000
		1,865,654

Total Short-Term Investments — 0.8%
(Cost: $1,865,783)		1,865,654

Total Investments in Securities — 100.1%
(Cost: $254,575,535)		237,435,482

Other Assets, Less Liabilities — (0.1)%		(247,143)

Net Assets—100.0%		$237,188,339

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,765,455	$—		$(29,064	)(a)	$(804)	$67	$1,735,654	1,735,134	$45,622	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	20,000	(a)	—		—	—	130,000	130,000	7		—
						$(804)	$67	$1,865,654		$45,629		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	10	02/25/22	$248	$351
TOPIX Index	2	03/10/22	333	(3,305)
Dow Jones U.S. Real Estate Index	19	03/18/22	789	(36,698)
Euro STOXX 50 Index	6	03/18/22	282	(4,518)
				$(44,170)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,856,234	$201,713,520	$74	$235,569,828
Money Market Funds	1,865,654	—	—	1,865,654
	$35,721,888	$201,713,520	$74	$237,435,482
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$351	$—	$351
Liabilities
Futures Contracts	(36,698)	(7,823)	—	(44,521)
	$(36,698)	$(7,472)	$—	$(44,170)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust